Note 42 Other operating expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other operating expense [Line Items]
Change in inventories		€ 149	€ 165	€ 151
Contribution To Guaranteed Banks Deposits Funds	[1]	656	636	1,017
Hiperinflation Adjustments other operating expense	[2]	742	1,775	2,007
Other operating expense	[3]	1,066	1,374	867
Miscellaneous other operating expense		€ 2,614	€ 3,951	€ 4,042

[1]
(1) In 2025 and 2024, no contributions were made to the European Single Resolution Fund (SRF) since the constitution phase of the fund has been completed. Likewise, the Deposits Guarantee Fund of Credit Institutions in Spain reached in 2023 the minimum coverage level established by the European Regulation with respect to covered deposits, so no additional contributions were necessary for this purpose during 2025 and 2024.

[2]
(2) For the years ended December 31, 2025, 2024 and 2023 it includes €356 million, €1,419 million and €1,062 million related to Argentina; €204 million, €348 million and €916 million related to Turkey; and €183 million, €9 million and €28 million related to Venezuela, respectively (see Note 2.2.18).

[3]
(3) For the year ended December 2024 and 2023, it includes €285 million and €215 million, respectively, corresponding to the total annual amount disbursed under the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022.